Earnings Per Share - Summary of Earnings and Share Data Used in the Basic and Diluted Earnings Per Share Calculation (Detail) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Earnings
Net profit/(loss) attributable to ordinary equity holders of the parent for the purposes of basic earnings per share	€ 73,973	€ (60,989)	€ 910,283	€ (194,472)
Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share	65,743,691	60,756,015	63,932,374	60,412,419
Dilution effects from warrants and RSUs	2,965,732	0	2,848,968	0
Weighted average number of ordinary shares, diluted earnings per share	68,709,423	60,756,015	66,781,342	60,412,419
Basic earnings per share	€ 1.13	€ (1)	€ 14.24	€ (3.22)
Diluted earnings per share	€ 1.08	€ (1)	€ 13.63	€ (3.22)